LEASES - Schedule of Assets And Liabilities Lessee (Details) $ in Thousands	Mar. 31, 2022 USD ($)
Assets and Liabilities, Lessee [Abstract]
Right-of-use assets	$ 3,809
Other current liabilities	1,648
Other liabilities	2,970
Total lease liabilities	$ 4,618